Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate to Company's Effective Income Tax Rate
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2021	2020
Income taxes at U.S. federal statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	6.1	5.9
Federal and state research and development tax credits	5.4	4.4
Stock-based compensation expense	(1.1)	(0.7)
Nondeductible/nontaxable permanent items	0.6	—
Other	(0.3)	(1.7)
Change in valuation allowance	(32.1)	(28.9)

Effective tax rate	(0.4)%	—%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant components of the deferred tax assets and liabilities are as follows:

	Year Ended December 31,
	2021	2020
	(in thousands)
Deferred tax assets
Net operating loss carryforwards	$4,403	$11,085
Research and development credit carryforwards	7,084	5,213
Operating lease liability	411	2,154
Deferred revenue	34,625	11,891
Accruals and reserves	958	648
Capitalized research costs	2,193	2,506
Other	1,008	88

Total gross deferred tax assets	50,682	33,585
Valuation allowance	(49,568)	(30,945)

Net deferred tax assets	$1,114	$2,640

Deferred tax liabilities
Depreciation	$(771)	$(597)
Right-of-use asset	(343)	(2,043)

Total gross deferred tax liabilities	(1,114)	(2,640)

Net deferred taxes	$—	$—